Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by segment for the six months ended June 30, 2013 and the year ended December 31, 2012 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2012:
Goodwill, gross	$1,122	$1,782	$391	$3,295
Accumulated impairment losses	—	—	—	—
Goodwill, net	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the year	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012:
Goodwill, gross	$1,127	$1,792	$400	$3,319
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,127	$1,300	$400	$2,827
Goodwill acquired during the period	16	—	1	17
Foreign exchange	(7)	—	(8)	(15)
Balance at June 30, 2013:
Goodwill, gross	$1,136	$1,792	$393	$3,321
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,136	$1,300	$393	$2,829

	Global	North America	International	Total
	(millions)
Balance at January 1, 2011	$1,063	$1,783	$448	$3,294
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	—	10	10
Goodwill disposed of during the year	—	(3)	—	(3)
Other movements (i) (ii)	60	2	(61)	1
Foreign exchange	(1)	—	(8)	(9)
Balance at December 31, 2011	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge (see below)	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012	$1,127	$1,300	$400	$2,827

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(i)	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.

(ii)
Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.